COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

		Shares	Value
COMMON STOCK	97.1%
AUSTRALIA	10.4%
REAL ESTATE
DIVERSIFIED	4.6%
Charter Hall Group		1,618,035	$12,019,732
Ingenia Communities Group		2,378,797	6,047,660
Mirvac Group		3,147,485	4,408,427

			22,475,819

INDUSTRIALS	1.4%
Goodman Group		514,495	6,528,857

OFFICE	1.6%
Dexus		1,488,509	7,525,645

RESIDENTIAL	1.6%
Stockland		2,964,568	7,938,499

SELF STORAGE	1.2%
National Storage REIT		3,395,781	5,751,451

TOTAL AUSTRALIA			50,220,271

BELGIUM	2.2%
REAL ESTATE
DIVERSIFIED	1.3%
Warehouses De Pauw CVA		211,848	6,299,537

HEALTH CARE	0.5%
Cofinimmo SA		27,830	2,466,346

RESIDENTIAL	0.4%
Aedifica SA		21,577	1,738,330

TOTAL BELGIUM			10,504,213

CANADA	4.0%
REAL ESTATE—RETAIL
RioCan Real Estate Investment Trust		1,273,795	19,217,669

FRANCE	8.5%
REAL ESTATE
DIVERSIFIED	2.0%
Covivio SA/France		56,527	3,288,186
ICADE		140,041	6,593,948

			9,882,134

INDUSTRIALS	0.4%
ARGAN SA		23,237	1,736,816

		Shares	Value
RETAIL	6.1%
Klepierre SA		652,127	$14,785,136
Mercialys SA		643,863	6,578,211
Unibail-Rodamco-Westfield(a)		153,831	8,277,031

			29,640,378

TOTAL FRANCE			41,259,328

GERMANY	4.4%
REAL ESTATE
INDUSTRIALS	1.3%
Sirius Real Estate Ltd. (GBP)		6,556,788	6,203,841

REAL ESTATE MANAGEMENT & DEVELOPMENT	0.6%
TAG Immobilien AG		426,934	2,955,572

RESIDENTIAL	2.5%
LEG Immobilien SE		223,549	12,285,358

TOTAL GERMANY			21,444,771

HONG KONG	14.8%
REAL ESTATE
DIVERSIFIED	10.9%
CK Asset Holdings Ltd.		2,301,000	13,950,201
Hang Lung Properties Ltd.		3,568,000	6,676,482
Sun Hung Kai Properties Ltd.		1,478,627	20,714,967
Wharf Real Estate Investment Co., Ltd.		2,046,000	11,779,573

			53,121,223

RETAIL	3.9%
Link REIT		2,916,810	18,755,761

TOTAL HONG KONG			71,876,984

INDONESIA	0.5%
TELECOMMUNICATION SERVICES
Dayamitra Telekomunikasi PT		50,701,500	2,385,497

JAPAN	24.7%
REAL ESTATE
DIVERSIFIED	13.1%
Japan Metropolitan Fund Invest		15,301	11,173,591
Mitsubishi Estate Co., Ltd.		822,500	9,783,361
Mitsui Fudosan Co., Ltd.		1,243,592	23,360,165
Sumitomo Realty & Development Co., Ltd.		424,912	9,595,129

		Shares	Value
United Urban Investment Corp.		8,967	$9,674,816

			63,587,062

HOTEL	3.1%
Invincible Investment Corp.		22,212	9,349,112
Japan Hotel REIT Investment Corp.		9,912	5,621,621

			14,970,733

INDUSTRIALS	4.9%
Daiwa House REIT Investment Corp.		4,682	9,593,449
Industrial & Infrastructure Fund Investment Corp.		3,560	3,874,608
Mitsui Fudosan Logistics Park, Inc.		305	1,070,122
Nippon Prologis REIT, Inc.		4,298	9,099,062

			23,637,241

OFFICE	1.0%
Kenedix Office Investment Corp.		1,994	4,612,363

REAL ESTATE MANAGEMENT & DEVELOPMENT	0.4%
Nomura Real Estate Holdings, Inc.		95,900	2,123,572

RESIDENTIAL	2.2%
Advance Residence Investment Corp.		4,491	10,722,618

TOTAL JAPAN			119,653,589

MACAU	1.7%
REAL ESTATE—HOTELS, RESTAURANTS & LEISURE
Sands China Ltd., (H shares)(a)		2,329,600	8,093,003

NETHERLANDS	1.4%
REAL ESTATE
OFFICE	0.2%
NSI NV		41,537	1,045,087

RETAIL	1.2%
Eurocommercial Properties NV		243,956	5,559,611

TOTAL NETHERLANDS			6,604,698

		Shares	Value
NEW ZEALAND	0.5%
REAL ESTATE—INDUSTRIALS
Goodman Property Trust		1,920,679	$2,575,032

SINGAPORE	8.9%
REAL ESTATE
DATA CENTER	0.8%
Digital Core REIT Management Pte. Ltd. (USD)		8,414,500	3,757,260

DIVERSIFIED	3.1%
Capitaland Investment Ltd.		5,424,800	15,051,203

HEALTH CARE	1.8%
Parkway Life Real Estate Investment Trust		3,010,400	9,034,462

HOTEL	1.0%
CapitaLand Ascott Trust		6,258,300	4,686,135

INDUSTRIALS	2.2%
CapitaLand Ascendas REIT		1,563,300	3,370,805
Frasers Logistics & Commercial Trust		7,327,900	7,232,777

			10,603,582

TOTAL SINGAPORE			43,132,642

SPAIN	1.0%
REAL ESTATE—DIVERSIFIED
Merlin Properties Socimi SA		563,417	4,929,590

SWEDEN	4.2%
REAL ESTATE
INDUSTRIALS	1.9%
Catena AB		244,661	9,105,430

REAL ESTATE MANAGEMENT & DEVELOPMENT	2.3%
Castellum AB		213,676	2,485,859
Pandox AB, Class B(a)		712,570	8,890,448

			11,376,307

TOTAL SWEDEN			20,481,737

UNITED KINGDOM	9.9%
REAL ESTATE
DIVERSIFIED	1.9%
British Land Co., PLC/The		1,888,521	9,058,604

INDUSTRIALS	3.5%
Industrials REIT Ltd.		191,471	278,714

		Shares	Value
LondonMetric Property PLC		1,171,844	$2,552,646
Segro PLC		774,768	7,380,277
Tritax Big Box REIT PLC		1,209,021	2,092,066
Urban Logistics REIT PLC		2,913,538	4,600,497

			16,904,200

NET LEASE	0.4%
LXI REIT PLC		1,773,334	2,158,611

OFFICE	1.3%
Great Portland Estates PLC		979,829	6,128,192

SELF STORAGE	2.8%
Safestore Holdings PLC		1,171,362	13,749,025

TOTAL UNITED KINGDOM			47,998,632

TOTAL COMMON STOCK (Identified cost—$469,298,836)			470,377,656

SHORT-TERM INVESTMENTS	1.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53%(b)		7,516,326	7,516,326

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$7,516,326)			7,516,326

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$476,815,162)	98.7%		477,893,982
OTHER ASSETS IN EXCESS OF LIABILITIES	1.3		6,384,712

NET ASSETS	100.0%		$484,278,694

Glossary of Portfolio Abbreviations

GBP	Great British Pound
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Diversified	38.1
Industrials	16.0
Retail	15.2
Residential	6.7
Hotel	4.1
Office	4.0
Self Storage	4.0
Real Estate Management & Development	3.3
Health Care	2.3
Hotels, Restaurants & Leisure	1.7
Data Center	0.8
Telecommunication Services	0.5
Net Lease	0.4
Other	2.9

100.0

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Canada	$19,217,669	$—	$—	$19,217,669
Germany	6,203,841	15,240,930	—	21,444,771
Netherlands	1,045,087	5,559,611	—	6,604,698
United Kingdom	11,007,403	36,991,229	—	47,998,632
Other Countries	—	375,111,886	—	375,111,886
Short-Term Investments	—	7,516,326	—	7,516,326

Total Investments in Securities(a)	$37,474,000	$440,419,982	$—	$477,893,982

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.